Earnings (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings (Loss) Per Share
Schedule of basic and diluted earnings (loss) per share calculations

The table below shows our basic and diluted earnings (loss) per share calculations (in thousands, except share and per share amounts):

	Three months ended March 31,
	2020	2019
Net loss	$(34,618)	$(23,440)
Weighted average shares outstanding
Basic	2,897,568	2,672,502
Diluted	2,897,568	2,672,502
Basic earnings per common share	$(11.95)	$(8.77)
Diluted earnings per common share	$(11.95)	$(8.77)

The table below shows our basic and diluted earnings (loss) per share calculations (in thousands, except share and per share amounts):

	Year Ended December 31,
	2019	2018
Net loss	$(98,895)	$(55,803)
Weighted average shares outstanding
Basic	2,739,505	2,645,194
Diluted	2,739,505	2,645,194
Basic earnings per common share	$(36.10)	$(21.10)
Diluted earnings per common share	$(36.10)	$(21.10)